Right of Use Assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Abstract]
Right of Use Assets

16.	RIGHT-OF-USE ASSETS

16(a)Amounts recognized in the consolidated balance sheets

	As of December 31,	As of December 31,
	2021	2020
Right of use assets	US$’000	US$’000
Land	2,533	2,843
Buildings	690	281
Motor vehicle and other asset	135	47
Office equipment	35	77
	3,393	3,248

Our Company leases various assets including land, buildings, business vehicles and multifunction printers. Rental contracts are typically made for periods of 2 to 37 years. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The lease agreements do not impose covenants, but leased assets may not be used as security for borrowing purposes.

Additions to the right-of-use assets during the 2021 financial year were $906 (2020: $40).

16(b)Amounts recognized in the consolidated income statements

	2021	2020
Depreciation charge of right of use assets	US$’000	US$’000
Land	289	280
Buildings	286	278
Motor vehicle and other asset	53	38
Office equipment	33	25
	661	621

Interest expenses (included in finance cost)	70	79
Expenses relating to short-term leases	3	7
Expenses relating to lease of low-value assets that are not short-term leases	3	10

The total cash outflow for lease in 2021 was $708 (2020: $682).